The valuation of the investment included the following inputs for a ‘no’ liquidity event: (Details) - No Liquidity Risk [Member] - $ / shares	Sep. 03, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liquidity event probability	0.00%	5000.00%
[custom:TimeToMaturity-0]	0.60 years	1.27 years
Volatility	130.00%	14470.00%
Risk free interest rate	0.06%	0.11%
[custom:CreditSpread-0]	285 bps	346 bps
Risk adjusted rate	2.89%	3.57%
Discount for lack of marketability	14.00%	21.00%
Credit rating	B	B+
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exercise price for conversion	$ 15	$ 15
Initial stock price	$ 15	$ 15